Pension Plans (Details) - Schedule of plan expected profit	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Plan Expected Profit Abstract
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually